SUPPLEMENT

DATED DECEMBER 31, 2012 TO THE FOLLOWING PROSPECTUSES AND SUMMARY PROSPECTUSES:

HARTFORD CAPITAL APPRECIATION HLS FUND

HARTFORD DISCIPLINED EQUITY HLS FUND

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD GLOBAL RESEARCH HLS FUND

HARTFORD GROWTH HLS FUND

HARTFORD GROWTH OPPORTUNITIES HLS FUND

HARTFORD HEALTHCARE HLS FUND

HARTFORD HIGH YIELD HLS FUND

HARTFORD INDEX HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD MIDCAP HLS FUND

HARTFORD MIDCAP VALUE HLS FUND

HARTFORD SMALL COMPANY HLS FUND

HARTFORD SMALLCAP GROWTH HLS FUND

HARTFORD STOCK HLS FUND

HARTFORD TOTAL RETURN BOND HLS FUND

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND

HARTFORD VALUE HLS FUND

EACH PROSPECTUS AND EACH SUMMARY PROSPECTUS

DATED MAY 1, 2012

AND

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND

PROSPECTUS DATED MAY 1, 2012

AND

HARTFORD SMALL/MID CAP EQUITY HLS FUND

PROSPECTUS DATED MARCH 23, 2012,

AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED MARCH 23, 2012,

AS LAST AMENDED JUNE 4, 2012

AND

HARTFORD GLOBAL GROWTH HLS FUND

PROSPECTUS DATED MAY 1, 2012,

AS LAST SUPPLEMENTED JUNE 22, 2012,

AND SUMMARY PROSPECTUS DATED MAY 1, 2012,

AS LAST AMENDED JUNE 27, 2012

AND

HARTFORD BALANCED HLS FUND

(FORMERLY HARTFORD ADVISERS HLS FUND)

PROSPECTUS DATED MAY 1, 2012,

AS LAST SUPPLEMENTED MAY 11, 2012,

AND SUMMARY PROSPECTUS DATED MAY 1, 2012,

AS LAST AMENDED JUNE 29, 2012

AND

HARTFORD MONEY MARKET HLS FUND

PROSPECTUS DATED MAY 1, 2012,

AS LAST SUPPLEMENTED AUGUST 10, 2012,

AND SUMMARY PROSPECTUS DATED MAY 1, 2012,

AS LAST AMENDED JULY 16, 2012

AND

AMERICAN FUNDS ASSET ALLOCATION HLS FUND

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND

AMERICAN FUNDS BOND HLS FUND

AMERICAN FUNDS GLOBAL BOND HLS FUND

AMERICAN FUNDS GLOBAL GROWTH HLS FUND

AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND

AMERICAN FUNDS GROWTH HLS FUND

AMERICAN FUNDS GROWTH-INCOME HLS FUND

AMERICAN FUNDS INTERNATIONAL HLS FUND

AMERICAN FUNDS NEW WORLD HLS FUND

EACH PROSPECTUS DATED MAY 1, 2012,

AS LAST SUPPLEMENTED AUGUST 13, 2012

(EACH OF THE ABOVE IS A SERIES OF HARTFORD SERIES FUND, INC. OR HARTFORD HLS SERIES FUND II, INC. AND, COLLECTIVELY, THE ABOVE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) will replace HL Investment Advisors, LLC (“HL Advisors”) as the Funds’ investment manager.  HFMC, like HL Advisors, is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”).  The replacement of HL Advisors with HFMC will not result in any change to (i) the contractual terms of, including the fees payable under, the Funds’ investment management agreements; or (ii) the day-to-day management of the Funds.

Effective as of the same date, Hartford Investment Financial Services, LLC (“HIFSCO”) will replace Hartford Securities Distribution Company, Inc. (“HSD”) as the Funds’ distributor.  HIFSCO, like HSD, is a wholly-owned, indirect subsidiary of The Hartford.  The replacement of HSD with HIFSCO will not result in any change to the distribution services currently provided to the Funds.

Accordingly, effective January 1, 2013, the above referenced Prospectuses and Summary Prospectuses are revised to reflect that (i) HFMC is the Funds’ investment manager; and (ii) HIFSCO is the Funds’ distributor.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

December 2012

SUPPLEMENT

DATED DECEMBER 31, 2012 TO THE FOLLOWING STATEMENTS OF ADDITIONAL INFORMATION:

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012, AS LAST SUPPLEMENTED OCTOBER 12, 2012,

FOR HARTFORD SERIES FUND, INC. AND

HARTFORD HLS SERIES FUND II, INC.

AND

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012, AS LAST SUPPLEMENTED OCTOBER 12, 2012,

FOR AMERICAN FUNDS HLS FUNDS

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 23, 2012, AS LAST SUPPLEMENTED OCTOBER 12, 2012,

FOR HARTFORD SMALL/MID CAP EQUITY HLS FUND

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012, AS LAST SUPPLEMENTED OCTOBER 12, 2012,

FOR HARTFORD PORTFOLIO DIVERSIFIER HLS FUND

(COLLECTIVELY, THE FUNDS TO WHICH THE STATEMENTS OF ADDITIONAL INFORMATION RELATE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) will replace HL Investment Advisors, LLC (“HL Advisors”) as the Funds’ investment manager.  HFMC, like HL Advisors, is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”).  The replacement of HL Advisors with HFMC will not result in any change to (i) the contractual terms of, including the fees payable under, the Funds’ investment management agreements; or (ii) the day-to-day management of the Funds.

Effective as of the same date, Hartford Investment Financial Services, LLC (“HIFSCO”) will replace Hartford Securities Distribution Company, Inc. (“HSD”) as the Funds’ distributor.  HIFSCO, like HSD, is a wholly-owned, indirect subsidiary of The Hartford.  The replacement of HSD with HIFSCO will not result in any change to the distribution services currently provided to the Funds.

Also effective as of the same date, HFMC will replace Hartford Life Insurance Company (“Hartford Life”), also a wholly-owned, indirect subsidiary of The Hartford, as the provider of fund accounting services to the Funds. The replacement of Hartford Life with HFMC will not result in any change to the fund accounting services currently provided to the Funds or the fees charged to the Funds for such services.

Accordingly, effective January 1, 2013, the above referenced Statements of Additional Information are revised to reflect that (i) HFMC is the Funds’ investment manager and fund accountant; and (ii) HIFSCO is the Funds’ distributor.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

December 2012